Standards, Amendments and Interpretation Adopted in 2019 - Additional Information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure Of Classification and measurement of financial assets and liabilities [line items]
Right-of-use assets	S/ 78,813
Lease liabilities	80,216
Income tax accrual	113,062	S/ 150,020	S/ 168,143
GMP S.A. [member]
Disclosure Of Classification and measurement of financial assets and liabilities [line items]
Right-of-use assets	24,000
Graa y montero S.A.A. [member]
Disclosure Of Classification and measurement of financial assets and liabilities [line items]
Right-of-use assets	54,000
IFRS16 [Member]
Disclosure Of Classification and measurement of financial assets and liabilities [line items]
Average interest rate of lease liabilities				7.30%
Right-of-use assets				S/ 97,700
Lease liabilities				S/ 97,700
Lease percentage in total asset				1.33%
Lease percentage in total liabilities				2.15%
IFRIC 23 [Member]
Disclosure Of Classification and measurement of financial assets and liabilities [line items]
Income tax accrual	500
Retained earnings	1,500
Decrease in deferred income tax assets	S/ 1,000